Trade and other payables	12 Months Ended
Dec. 31, 2022
Trade and other payables [abstract]
Trade and other payables	Trade and other payables

	2022	2021
	(in € millions)
Trade payables	588	534
Value added tax and sales taxes payable	244	229
Other current liabilities	13	30
Total	845	793
Trade payables generally have a 30-day term and are recognized and carried at their invoiced value, inclusive of any value added tax that may be applicable.